14. PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ (110,504)	[1]	R$ (1,319,753)
Weighted average interest rate on capitalized amount	6.60%		3.27%
Capitalized borrowing costs	R$ 19,207		R$ 19,612
Land depreciation	4,285
Assets Held for Sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	34,465
Biological Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	23,531
Intangible Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ 52,507

[1]	Refers to the transfer of R$52,507 for intangible assets, R$ 34,465 for assets held for sale and R$ 23,531 for biological assets.